AB Core Bond Portfolio

Portfolio of Investments

December 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 30.0%
Japan – 1.0%
Japan Government Thirty Year Bond Series 86 2.40%, 03/20/2055	JPY	8,224,100	$43,110,896

United States – 29.0%
U.S. Treasury Bonds 1.75%, 08/15/2041	U.S.$	46,935	31,800,296
1.875%, 02/15/2051		125,178	70,280,713
2.00%, 11/15/2041		9,057	6,346,195
2.25%, 08/15/2046		12,530	8,278,121
2.375%, 02/15/2042		11,433	8,448,436
2.375%, 11/15/2049		2,885	1,861,614
2.50%, 02/15/2045		1,916	1,362,231
2.50%, 05/15/2046		23,956	16,686,851
3.00%, 05/15/2045		23,139	17,879,397
3.00%, 08/15/2048		20,827	15,482,759
3.00%, 02/15/2049		26,971	19,951,387
3.25%, 05/15/2042		11,593	9,705,347
3.375%, 08/15/2042		19,569	16,595,855
3.375%, 05/15/2044		5,710	4,729,741
3.50%, 02/15/2039		4,254	3,887,259
3.625%, 05/15/2053		27,235	22,130,403
3.75%, 11/15/2043		10,205	8,976,812
3.875%, 02/15/2043		12,073	10,903,157
3.875%, 05/15/2043		19,718	17,754,222
4.00%, 11/15/2042		33,530	30,848,910
4.125%, 08/15/2053		30,804	27,385,834
4.25%, 02/15/2054		4,634	4,208,160
4.375%, 02/15/2038		14,232	14,390,644
4.375%, 11/15/2039		47,210	46,695,485
4.375%, 08/15/2043		19,182	18,391,030
4.50%, 02/15/2044		20,030	19,452,870
4.625%, 05/15/2054		16,704	16,154,788
4.75%, 02/15/2037		4,156	4,361,365
4.75%, 11/15/2043		17,479	17,541,132
4.75%, 11/15/2053		24,746	24,391,637
U.S. Treasury Notes 3.50%, 04/30/2028		16,210	16,210,833
3.625%, 03/31/2028		28,384	28,466,148
3.75%, 12/31/2028		80,830	81,322,658
3.875%, 12/31/2027		32,671	32,918,585
4.00%, 02/29/2028		13,956	14,104,041
4.00%, 01/31/2029		73,672	74,639,046
4.00%, 02/15/2034		48,407	48,348,382
4.125%, 03/31/2029		8,646	8,794,705
4.125%, 08/31/2030		35,268	35,917,948
4.125%, 11/15/2032		37,312	37,791,619
4.25%, 02/28/2029		15,011	15,321,775
4.375%, 08/31/2028		29,238	29,864,609
4.375%, 11/30/2028		47,131	48,218,961
4.375%, 05/15/2034		37,250	38,143,008
4.50%, 05/31/2029		36,587	37,661,743
4.50%, 11/15/2033		17,484	18,087,227
4.625%, 04/30/2029		59,634	61,595,812

	Principal Amount (000)		U.S. $ Value

4.875%, 10/31/2028	U.S.$	95,833	$99,261,610

			1,243,551,361

Total Governments - Treasuries (cost $1,360,206,228)			1,286,662,257

CORPORATES - INVESTMENT GRADE – 26.3%
Industrial – 13.9%
Basic – 0.5%
Freeport Indonesia PT 4.763%, 04/14/2027(a)		904	906,260
Glencore Funding LLC 4.907%, 04/01/2028(a)		4,150	4,220,757
5.186%, 04/01/2030(a)		1,756	1,801,393
5.338%, 04/04/2027(a)		2,571	2,611,082
6.50%, 10/06/2033(a)		2,016	2,225,180
LYB International Finance III LLC 6.15%, 05/15/2035		1,642	1,685,513
Nexa Resources SA 6.75%, 04/09/2034(a)		2,053	2,189,011
Smurfit Westrock Financing DAC 5.418%, 01/15/2035		3,723	3,839,679

			19,478,875

Capital Goods – 1.6%
Boeing Co. (The) 3.25%, 02/01/2028		4,850	4,768,132
Caterpillar Financial Services Corp. 4.45%, 10/16/2026		10,001	10,052,305
CNH Industrial Capital LLC 5.10%, 04/20/2029		5,776	5,903,072
Flowserve Corp. 2.80%, 01/15/2032		4,669	4,176,701
General Electric Co. 4.90%, 01/29/2036		4,323	4,387,715
Regal Rexnord Corp. 6.05%, 02/15/2026		6,295	6,305,576
Republic Services, Inc. 4.75%, 07/15/2030		10,365	10,609,821
Waste Management, Inc. 4.50%, 03/15/2028		10,132	10,266,350
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030		10,353	10,589,670

			67,059,342

Communications - Media – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		3,490	3,265,663
Meta Platforms, Inc. 5.50%, 11/15/2045		3,999	3,886,748
5.75%, 11/15/2065		4,126	3,941,485

	Principal Amount (000)		U.S. $ Value

Prosus NV 3.257%, 01/19/2027(a)	U.S.$	1,724	$1,699,226
Time Warner Cable LLC 4.50%, 09/15/2042		2,370	1,824,094

			14,617,216

Communications - Telecommunications – 0.2%
AT&T, Inc. 4.50%, 05/15/2035		2,034	1,953,718
T-Mobile USA, Inc. 3.875%, 04/15/2030		1,696	1,666,981
TELUS Corp. 7.00%, 10/15/2055		4,120	4,285,130

			7,905,829

Consumer Cyclical - Automotive – 1.6%
BMW US Capital LLC 4.60%, 08/13/2027(a)		10,014	10,115,842
4.65%, 03/19/2027(a)		317	319,609
Ford Motor Co. 3.25%, 02/12/2032		6,003	5,294,766
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		902	892,123
5.918%, 03/20/2028		695	711,041
6.125%, 03/08/2034		3,932	3,992,632
General Motors Financial Co., Inc. 2.40%, 04/10/2028		783	753,825
4.90%, 10/06/2029		1,822	1,850,970
5.00%, 07/15/2027		2,061	2,087,608
5.55%, 07/15/2029		3,336	3,458,231
Honda Motor Co., Ltd. 4.436%, 07/08/2028		10,522	10,613,857
Hyundai Capital America 4.30%, 09/24/2027(a)		625	626,519
4.50%, 09/18/2030(a)		375	374,396
5.25%, 01/08/2027(a)		2,195	2,218,377
5.275%, 06/24/2027(a)		293	297,846
5.30%, 03/19/2027(a)		2,599	2,635,542
6.10%, 09/21/2028(a)		4,320	4,519,325
Mercedes-Benz Finance North America LLC 4.80%, 03/30/2026(a)		5,380	5,387,962
Toyota Motor Credit Corp. 4.80%, 05/15/2030		10,363	10,627,360

			66,777,831

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 6.05%, 05/14/2034		2,322	2,464,524

Consumer Cyclical - Other – 0.6%
Flutter Treasury DAC 5.875%, 06/04/2031(a)		2,755	2,794,645
Las Vegas Sands Corp. 3.90%, 08/08/2029		7,323	7,133,920
5.625%, 06/15/2028		2,803	2,874,280

	Principal Amount (000)		U.S. $ Value

Marriott International, Inc./MD 4.20%, 07/15/2027	U.S.$	10,684	$10,723,745
Sekisui House US, Inc. 6.00%, 01/15/2043		3,776	3,530,975

			27,057,565

Consumer Cyclical - Restaurants – 0.2%
Starbucks Corp. 4.85%, 02/08/2027		9,151	9,231,437

Consumer Cyclical - Retailers – 0.2%
AutoNation, Inc. 4.45%, 01/15/2029		2,318	2,324,560
Ross Stores, Inc. 4.70%, 04/15/2027		7,988	8,014,041

			10,338,601

Consumer Non-Cyclical – 2.5%
Altria Group, Inc. 3.40%, 05/06/2030		7,300	7,028,805
BAT Capital Corp. 4.625%, 03/22/2033		2,906	2,885,978
5.35%, 08/15/2032		6,424	6,674,664
7.75%, 10/19/2032		704	822,540
Baxter International, Inc. 5.65%, 12/15/2035		6,489	6,581,987
Cargill, Inc. 4.125%, 10/23/2030(a)		7,256	7,225,597
5.125%, 10/11/2032(a)		3,643	3,782,600
Cencosud SA 5.95%, 05/28/2031(a)		1,110	1,161,415
General Mills, Inc. 4.70%, 01/30/2027		2,460	2,477,909
4.875%, 01/30/2030		7,545	7,719,667
Imperial Brands Finance PLC 3.875%, 07/26/2029(a)		244	239,203
4.50%, 06/30/2028(a)		848	854,843
5.875%, 07/01/2034(a)		7,441	7,778,226
Mars, Inc. 4.60%, 03/01/2028(a)		5,997	6,077,780
Mondelez International, Inc. 4.50%, 05/06/2030		6,469	6,530,973
Novartis Capital Corp. 3.90%, 11/05/2028		11,050	11,084,808
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		5,660	4,846,601
Philip Morris International, Inc. 5.375%, 02/15/2033		8,162	8,542,431
5.625%, 11/17/2029		829	871,644
Roche Holdings, Inc. 4.075%, 12/02/2030(a)		742	740,004
4.203%, 09/09/2029(a)		10,206	10,266,011

	Principal Amount (000)		U.S. $ Value

Viatris, Inc. 2.70%, 06/22/2030	U.S.$	5,162	$4,716,158

			108,909,844

Energy – 2.4%
Cenovus Energy, Inc. 4.65%, 03/20/2031		2,633	2,625,680
5.40%, 03/20/2036		2,841	2,837,619
ConocoPhillips Co. 5.65%, 01/15/2065		10,063	9,693,688
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		6,461	5,635,543
4.375%, 01/15/2028		1,885	1,880,551
5.75%, 01/15/2031(a)		2,866	2,940,602
Devon Energy Corp. 5.60%, 07/15/2041		4,914	4,759,160
Eni SpA 5.75%, 05/19/2035(a)		10,363	10,854,517
Occidental Petroleum Corp. 5.20%, 08/01/2029		2,949	3,020,159
ONEOK, Inc. 5.40%, 10/15/2035		6,434	6,504,517
6.05%, 09/01/2033		1,323	1,408,016
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		628	636,020
5.70%, 09/15/2034		9,697	10,015,256
Raizen Fuels Finance SA 6.70%, 02/25/2037(a)		5,945	4,815,450
Suncor Energy, Inc. 6.80%, 05/15/2038		3,011	3,323,632
Targa Resources Corp. 4.35%, 01/15/2029		4,095	4,105,237
4.90%, 09/15/2030		1,903	1,940,185
5.65%, 02/15/2036		2,106	2,165,558
Var Energi ASA 7.50%, 01/15/2028(a)		5,044	5,340,234
Williams Cos., Inc. (The) 4.625%, 06/30/2030		5,930	5,994,222
4.80%, 11/15/2029		4,524	4,608,961
Woodside Finance Ltd. 5.40%, 05/19/2030		1,523	1,564,136
6.00%, 05/19/2035		3,979	4,146,635

			100,815,578

Services – 0.6%
Amazon.com, Inc. 3.90%, 11/20/2028		5,533	5,549,654
4.65%, 11/20/2035		5,533	5,509,872
Global Payments, Inc. 3.20%, 08/15/2029		3,208	3,059,373
4.50%, 11/15/2028		1,500	1,503,060
4.875%, 11/15/2030		2,130	2,131,981
5.20%, 11/15/2032		2,185	2,184,585

	Principal Amount (000)		U.S. $ Value

Mastercard, Inc. 4.55%, 01/15/2035	U.S.$	7,332	$7,336,546

			27,275,071

Technology – 2.3%
Alphabet, Inc. 4.70%, 11/15/2035		1,657	1,658,060
5.45%, 11/15/2055		2,947	2,893,394
5.70%, 11/15/2075		2,947	2,904,033
Apple, Inc. 4.10%, 08/08/2062		5,020	3,943,260
Broadcom, Inc. 4.15%, 02/15/2028		1,661	1,667,362
4.90%, 07/15/2032		873	891,010
4.926%, 05/15/2037(a)		3,190	3,148,275
5.05%, 07/12/2027		3,689	3,753,078
Cisco Systems, Inc. 4.75%, 02/24/2030		10,247	10,534,941
Dell International LLC/EMC Corp. 4.35%, 02/01/2030		10,401	10,407,865
5.30%, 04/01/2032		736	756,858
Fiserv, Inc. 3.50%, 07/01/2029		9,632	9,341,884
4.55%, 02/15/2031		875	867,676
Foundry JV Holdco LLC 5.90%, 01/25/2030 (a)		1,759	1,840,776
International Business Machines Corp. 5.00%, 02/10/2032		10,207	10,476,159
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		9,627	9,467,673
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		4,119	4,265,760
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		3,313	3,194,494
Oracle Corp. 5.20%, 09/26/2035		4,929	4,731,593
5.50%, 08/03/2035		8,428	8,265,255
TSMC Arizona Corp. 3.875%, 04/22/2027		2,710	2,710,434

			97,719,840

Transportation - Airlines – 0.3%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		3,671	3,701,286
5.308%, 10/20/2031(a)		4,045	4,083,023
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (a)		3,940	3,963,837
Southwest Airlines Co. 4.375%, 11/15/2028		3,158	3,164,316

			14,912,462

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		360	348,950
5.875%, 07/05/2034(a)		851	881,041

			1,229,991

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.5%
ENA Master Trust 4.00%, 05/19/2048 (a)	U.S.$	1,235	$950,295
ERAC USA Finance LLC 4.60%, 05/01/2028 (a)		2,517	2,549,646
Ryder System, Inc. 5.375%, 03/15/2029		7,365	7,623,143
TTX Co. 5.50%, 09/25/2026 (a)		8,329	8,396,798

			19,519,882

			595,313,888

Financial Institutions – 9.8%
Banking – 8.0%
AIB Group PLC 5.32%, 05/15/2031(a)		5,091	5,254,625
6.608%, 09/13/2029(a)		1,569	1,666,043
Ally Financial, Inc. 5.543%, 01/17/2031		1,695	1,734,358
5.737%, 05/15/2029		2,267	2,323,403
6.992%, 06/13/2029		4,741	5,002,466
American Express Co. 5.098%, 02/16/2028		9,109	9,215,940
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029		3,200	3,317,408
7.883%, 11/15/2034		800	930,792
Banco Santander SA 4.175%, 03/24/2028		3,200	3,201,760
6.35%, 03/14/2034		3,000	3,233,460
6.921%, 08/08/2033		3,200	3,547,424
Bank of America Corp. 5.744%, 02/12/2036		10,267	10,706,017
Bank of Ireland Group PLC 5.601%, 03/20/2030 (a)		1,428	1,482,221
Banque Federative du Credit Mutuel SA 5.538%, 01/22/2030 (a)		9,994	10,387,864
Barclays PLC 5.088%, 06/20/2030		1,648	1,675,637
5.335%, 09/10/2035		2,534	2,575,025
5.674%, 03/12/2028		736	749,204
6.224%, 05/09/2034		3,451	3,713,794
7.119%, 06/27/2034		1,360	1,522,724
BNP Paribas SA 2.591%, 01/20/2028(a)		2,660	2,616,456
4.625%, 02/25/2031(a) (b)		943	870,540
4.792%, 05/09/2029(a)		904	914,107
5.497%, 05/20/2030(a)		6,651	6,881,989
BPCE SA 5.389%, 05/28/2031(a)		414	425,546
5.876%, 01/14/2031(a)		475	496,190
6.293%, 01/14/2036(a)		469	500,747
6.508%, 01/18/2035(a)		8,900	9,452,156

	Principal Amount (000)		U.S. $ Value

CaixaBank SA 4.885%, 07/03/2031(a)	U.S.$	1,593	$1,615,382
6.037%, 06/15/2035(a)		2,782	2,964,360
6.684%, 09/13/2027(a)		5,127	5,216,056
Capital One Financial Corp. 5.468%, 02/01/2029		1,883	1,933,784
6.377%, 06/08/2034		5,768	6,236,189
Capital One NA 5.974%, 08/09/2028		2,264	2,349,194
Citigroup, Inc. 4.075%, 04/23/2029		5,373	5,368,003
4.503%, 09/11/2031		431	432,164
4.643%, 05/07/2028		5,011	5,051,489
6.625%, 02/15/2031(b)		3,779	3,830,961
Cooperatieve Rabobank UA 5.564%, 02/28/2029 (a)		7,918	8,144,613
Credit Agricole SA 5.222%, 05/27/2031(a)		2,885	2,962,116
6.251%, 01/10/2035(a)		7,161	7,615,867
Danske Bank A/S 4.613%, 10/02/2030 (a)		4,420	4,452,973
Deutsche Bank AG/New York NY 2.552%, 01/07/2028		604	594,125
4.469%, 12/10/2031		4,421	4,405,084
4.95%, 08/04/2031		4,403	4,450,200
7.146%, 07/13/2027		1,492	1,515,096
Goldman Sachs Group, Inc. (The) 4.937%, 04/23/2028		5,495	5,557,698
Series V 4.125%, 11/10/2026(b)		3,016	2,981,678
HSBC Holdings PLC 2.804%, 05/24/2032		2,559	2,338,619
2.848%, 06/04/2031		7,601	7,104,275
7.399%, 11/13/2034		5,415	6,180,735
8.113%, 11/03/2033		4,435	5,200,791
ING Groep NV 6.083%, 09/11/2027		6,267	6,350,476
Intesa Sanpaolo SpA 7.20%, 11/28/2033 (a)		4,756	5,437,487
JPMorgan Chase & Co. 2.963%, 01/25/2033		12,789	11,729,559
KBC Group NV 4.932%, 10/16/2030(a)		5,859	5,967,040
5.796%, 01/19/2029(a)		1,666	1,719,162
Lloyds Banking Group PLC 4.425%, 11/04/2031		1,244	1,240,280
4.976%, 08/11/2033		366	371,947
5.087%, 11/26/2028		791	805,902
5.462%, 01/05/2028		656	664,902
7.953%, 11/15/2033		2,446	2,852,819
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		2,363	2,442,846

	Principal Amount (000)		U.S. $ Value

Morgan Stanley Series I 4.133%, 10/18/2029	U.S.$	2,300	$2,298,022
Morgan Stanley Bank NA 5.016%, 01/12/2029		351	357,567
5.504%, 05/26/2028		6,454	6,581,208
Nationwide Building Society 2.972%, 02/16/2028 (a)		5,154	5,090,503
NatWest Group PLC 3.032%, 11/28/2035		669	615,888
5.115%, 05/23/2031		9,177	9,416,520
6.475%, 06/01/2034		537	564,231
Santander Holdings USA, Inc. 5.473%, 03/20/2029		452	461,967
5.741%, 03/20/2031		4,861	5,027,586
6.565%, 06/12/2029		13	13,590
Santander UK Group Holdings PLC 4.32%, 09/22/2029		1,279	1,279,793
4.858%, 09/11/2030		1,481	1,497,469
5.694%, 04/15/2031		430	447,944
Skandinaviska Enskilda Banken AB 4.50%, 09/03/2030 (a)		10,732	10,771,816
Societe Generale SA 2.797%, 01/19/2028(a)		4,567	4,496,486
2.889%, 06/09/2032(a)		200	181,046
5.249%, 05/22/2029(a)		2,991	3,049,594
5.519%, 01/19/2028(a)		4,676	4,733,141
Standard Chartered PLC 5.545%, 01/21/2029(a)		676	693,515
5.61% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a) (b) (c)		300	290,175
6.187%, 07/06/2027(a)		3,042	3,072,420
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		8,152	8,435,527
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027 (a)		886	893,690
Synchrony Financial 5.45%, 03/06/2031		3,272	3,352,655
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		3,542	3,594,244
5.298%, 01/30/2032		4,709	4,916,808
UBS Group AG 3.091%, 05/14/2032(a)		9,944	9,223,955
3.875%, 06/02/2026(a) (b)		204	202,341
4.194%, 04/01/2031(a)		2,852	2,824,393
7.125%, 08/10/2034(a) (b)		1,240	1,270,764
9.25%, 11/13/2028(a) (b)		723	793,398
UniCredit SpA 1.982%, 06/03/2027 (a)		271	268,545
Wells Fargo & Co. 3.35%, 03/02/2033		12,130	11,313,166
3.584%, 05/22/2028		2,117	2,102,880
Series BB
3.90%, 03/15/2026(b)		2,664	2,654,942

			345,269,557

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.3%
Charles Schwab Corp. (The) 4.914%, 11/14/2036	U.S.$	3,535	$3,519,552
Series I 4.00%, 06/01/2026(b)		7,570	7,516,102

			11,035,654

Finance – 0.1%
Aircastle Ltd. 4.25%, 06/15/2026		530	530,005
Aviation Capital Group LLC 1.95%, 09/20/2026(a)		1,485	1,460,869
3.50%, 11/01/2027(a)		893	879,480
4.75%, 04/14/2027(a)		1,112	1,117,838

			3,988,192

Insurance – 0.7%
Athene Global Funding 1.985%, 08/19/2028(a)		3,079	2,889,888
2.55%, 11/19/2030(a)		606	546,800
2.717%, 01/07/2029(a)		1,145	1,082,609
5.033%, 07/17/2030(a)		5,950	6,003,074
5.583%, 01/09/2029(a)		541	555,791
MetLife Capital Trust IV 7.875% (CME Term SOFR 3 Month + 3.96%), 12/15/2067 (a) (c)		5,200	5,766,228
Principal Life Global Funding II 5.10%, 01/25/2029 (a)		6,566	6,725,422
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049 (a)		1,600	1,611,920
UnitedHealth Group, Inc. 4.40%, 06/15/2028		2,887	2,919,277

			28,101,009

REITs – 0.7%
American Tower Corp. 2.10%, 06/15/2030		1,515	1,375,680
3.65%, 03/15/2027		1,936	1,927,036
5.20%, 02/15/2029		3,698	3,805,612
Crown Castle, Inc. 5.60%, 06/01/2029		1,920	1,992,461
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		4,575	4,134,931
4.00%, 01/15/2031		1,790	1,712,171
5.25%, 02/15/2033		3,724	3,731,559
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		1,797	1,828,879
Realty Income Corp. 5.125%, 04/15/2035		1,136	1,155,471

	Principal Amount (000)		U.S. $ Value

Simon Property Group LP 4.75%, 09/26/2034	U.S.$	5,987	$5,956,586
Trust 2401 4.869%, 01/15/2030 (a)		2,340	2,304,900
Trust Fibra Uno 4.869%, 01/15/2030 (a)		1,208	1,180,065

			31,105,351

			419,499,763

Utility – 2.6%
Electric – 2.6%
AEP Transmission Co. LLC 5.15%, 04/01/2034		4,040	4,121,648
5.375%, 06/15/2035		2,630	2,716,869
AES Andes SA 6.25%, 03/14/2032 (a)		6,158	6,395,945
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (a)		1,559	1,456,381
Alexander Funding Trust II 7.467%, 07/31/2028 (a)		1,615	1,719,749
American Electric Power Co., Inc. 6.95%, 12/15/2054		2,958	3,176,744
Series D 6.05%, 03/15/2056		1,610	1,583,033
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		409	416,894
5.05%, 03/01/2035		9,309	9,413,168
Series AQ 4.95%, 08/15/2035		621	625,962
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		3,641	2,910,251
Electricite de France SA 9.125%, 03/15/2033 (a) (b)		1,420	1,648,080
Enel Finance International NV 4.125%, 09/30/2028(a)		2,684	2,679,357
5.50%, 06/26/2034(a)		6,934	7,193,678
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041 (a)		2,088	2,193,433
Florida Power & Light Co. 5.30%, 06/15/2034		3,505	3,673,135
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028 (a)		1,580	1,561,324
National Rural Utilities Cooperative Finance Corp. 3.95%, 12/10/2027		11,141	11,182,222
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)		7,261	7,304,276
5.29%, 01/17/2034(a)		3,243	3,300,174
NRG Energy, Inc. 4.45%, 06/15/2029(a)		542	539,160
4.734%, 10/15/2030(a)		1,934	1,933,400

	Principal Amount (000)			U.S. $ Value

Public Service Co. of Colorado 5.15%, 09/15/2035	U.S.$	10,714		$10,859,496
Public Service Co. of Oklahoma 5.45%, 01/15/2036		6		6,156
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035		9,261		9,224,789
Vistra Operations Co. LLC 4.30%, 10/15/2028(a)		2,901		2,900,159
5.05%, 12/30/2026(a)		373		375,607
6.95%, 10/15/2033(a)		4,313		4,799,291
Wisconsin Electric Power Co. 3.95%, 03/01/2029		4,714		4,715,131

				110,625,512

Total Corporates - Investment Grade (cost $1,114,920,205)				1,125,439,163

MORTGAGE PASS-THROUGHS – 20.6%
Agency Fixed Rate 30-Year – 20.3%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		4,578		4,296,816
3.50%, 10/01/2049		4,496		4,220,342
3.50%, 11/01/2049		1,684		1,580,230
Series 2020 3.50%, 01/01/2050		3,561		3,343,725
Series 2022
2.00%, 03/01/2052		21,604		17,669,711
2.50%, 04/01/2052		25,885		22,223,182
3.00%, 03/01/2052		13,842		12,398,082
3.00%, 05/01/2052		20,036		17,771,135
Series 2024 5.50%, 11/01/2054		7,087		7,190,091
Series 2025 2.50%, 01/01/2053		16,000		13,591,973
Federal Home Loan Mortgage Corp. Gold Series 2003 5.00%, 08/01/2033		0	**	348
Series 2007 5.50%, 07/01/2035		295		305,912
Series 2016 4.00%, 02/01/2046		3,519		3,447,294
Series 2017
4.00%, 07/01/2044		2,422		2,370,593
Series 2018 4.00%, 08/01/2048		1,786		1,728,950
4.50%, 10/01/2048		3,109		3,096,647
4.50%, 11/01/2048		3,084		3,070,416
5.00%, 09/01/2048		932		951,117
5.00%, 11/01/2048		1,314		1,340,767
Federal National Mortgage Association Series 2001 6.50%, 08/01/2031		1		550
Series 2003
5.50%, 04/01/2033		254		262,406

	Principal Amount (000)			U.S. $ Value

5.50%, 07/01/2033	U.S.$	571		$589,494
5.50%, 11/01/2033		0	**	61
Series 2004 5.50%, 04/01/2034		139		143,339
5.50%, 05/01/2034		127		131,268
5.50%, 11/01/2034		502		520,163
6.50%, 08/01/2034		1		748
Series 2005 5.50%, 02/01/2035		683		707,179
Series 2006 5.50%, 04/01/2036		129		134,240
Series 2007
5.50%, 09/01/2036		249		257,767
Series 2008 6.00%, 03/01/2037		2		1,908
Series 2010 4.00%, 12/01/2040		1,491		1,460,119
Series 2012 3.50%, 02/01/2042		933		894,582
3.50%, 11/01/2042		10,247		9,816,120
3.50%, 01/01/2043		1,733		1,657,546
Series 2013 3.50%, 04/01/2043		6,048		5,782,370
4.00%, 10/01/2043		4,563		4,440,344
Series 2015 3.00%, 05/01/2045		2,012		1,835,319
3.00%, 08/01/2045		3,475		3,162,052
Series 2018 3.50%, 02/01/2048		2,458		2,302,130
3.50%, 05/01/2048		920		865,937
4.50%, 09/01/2048		4,229		4,207,286
Series 2019 3.50%, 08/01/2049		1,226		1,150,833
3.50%, 09/01/2049		1,817		1,705,717
3.50%, 10/01/2049		4,744		4,452,733
3.50%, 11/01/2049		3,943		3,701,384
Series 2020 3.50%, 01/01/2050		3,494		3,279,171
Series 2021
2.00%, 07/01/2051		23,321		18,965,163
2.00%, 12/01/2051		41,315		33,558,919
2.50%, 01/01/2052		6,881		5,912,126
Series 2022 2.00%, 05/01/2052		11,237		9,127,238
2.50%, 03/01/2052		15,219		13,076,669
2.50%, 04/01/2052		16,014		13,737,386
2.50%, 05/01/2052		20,832		17,875,594
3.00%, 02/01/2052		16,374		14,666,382
3.00%, 03/01/2052		20,525		18,384,096
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		997		909,525
3.00%, 05/20/2046		926		845,340
3.00%, 12/20/2046		268		244,505
Series 2023 5.50%, 04/20/2053		13,933		14,147,258
5.50%, 07/20/2053		7,493		7,608,268
Series 2026 3.00%, 01/01/2056, TBA		11,411		10,256,291

	Principal Amount (000)			U.S. $ Value

4.00%, 01/01/2056, TBA	U.S.$	4,157		$3,922,072
4.50%, 01/01/2056, TBA		58,866		57,341,188
5.00%, 01/01/2056, TBA		48,025		47,908,549
5.50%, 01/01/2056, TBA		13,531		13,661,605
6.00%, 01/01/2056, TBA		38,472		39,203,050
Uniform Mortgage-Backed Security Series 2026 2.00%, 01/01/2056, TBA		54,968		44,408,131
2.50%, 01/01/2056, TBA		69,193		58,476,194
3.00%, 01/01/2056, TBA		16,763		14,815,761
4.00%, 01/01/2056, TBA		9,401		8,915,079
4.50%, 01/01/2056, TBA		8,559		8,353,384
5.00%, 01/01/2056, TBA		33,691		33,606,773
5.50%, 01/01/2056, TBA		89,997		91,252,136
6.00%, 01/01/2056, TBA		67,485		69,280,384
6.50%, 01/01/2056, TBA		25,913		26,923,705

				871,442,868

Agency Fixed Rate 15-Year – 0.3%
Federal National Mortgage Association Series 2012 2.50%, 04/01/2027		2		1,510
Series 2016 2.50%, 02/01/2031		6		6,100
2.50%, 04/01/2031		5		4,507
2.50%, 05/01/2031		19		18,826
2.50%, 07/01/2031		637		616,983
2.50%, 08/01/2031		223		216,245
2.50%, 09/01/2031		134		130,084
2.50%, 10/01/2031		703		681,566
2.50%, 11/01/2031		4,907		4,752,240
2.50%, 12/01/2031		1,939		1,876,149
2.50%, 01/01/2032		295		285,095
Series 2017 2.50%, 01/01/2032		1,265		1,224,350
2.50%, 02/01/2032		75		72,679

				9,886,334

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2009 4.50%, 07/01/2029		72		72,578
4.50%, 08/01/2029		19		19,523
4.50%, 10/01/2029		4		3,934

				96,035

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.875% (RFUCCT1Y + 2.50%), 12/01/2036(c)		0	**	90

	Principal Amount (000)			U.S. $ Value

Series 2007 6.975% (RFUCCT1Y + 2.10%), 03/01/2037(c)	U.S.$	0	**	$174

				264

Total Mortgage Pass-Throughs (cost $901,705,263)				881,425,501

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.8%
Risk Share Floating Rate – 4.4%
Connecticut Avenue Securities Series 2025-R01, Class 1A1 4.824% (CME Term SOFR + 0.95%), 01/25/2045 (a) (c)		8,754		8,753,616
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 5.524% (CME Term SOFR + 1.65%), 12/25/2041(a) (c)		3,513		3,532,676
Series 2022-R02, Class 2M1 5.074% (CME Term SOFR + 1.20%), 01/25/2042(a) (c)		123		122,591
Series 2022-R03, Class 1M2 7.374% (CME Term SOFR + 3.50%), 03/25/2042(a) (c)		6,435		6,608,937
Series 2022-R04, Class 1M2 6.974% (CME Term SOFR + 3.10%), 03/25/2042(a) (c)		1,747		1,789,299
Series 2022-R05, Class 2M2 6.874% (CME Term SOFR + 3.00%), 04/25/2042(a) (c)		5,001		5,111,288
Series 2023-R01, Class 1M1 6.274% (CME Term SOFR + 2.40%), 12/25/2042(a) (c)		3,000		3,059,986
Series 2023-R02, Class 1M1 6.174% (CME Term SOFR + 2.30%), 01/25/2043(a) (c)		2,177		2,219,782
Series 2023-R03, Class 2M1 6.374% (CME Term SOFR + 2.50%), 04/25/2043(a) (c)		3,705		3,740,834
Series 2023-R04, Class 1M1 6.174% (CME Term SOFR + 2.30%), 05/25/2043(a) (c)		4,388		4,470,796
Series 2023-R05, Class 1M1 5.774% (CME Term SOFR + 1.90%), 06/25/2043(a) (c)		3,219		3,244,520
Series 2023-R06, Class 1M1 5.574% (CME Term SOFR + 1.70%), 07/25/2043(a) (c)		2,720		2,730,587
Series 2024-R02, Class 1M1 4.974% (CME Term SOFR + 1.10%), 02/25/2044(a) (c)		1,459		1,457,830
Series 2024-R03, Class 2M1 5.024% (CME Term SOFR + 1.15%), 03/25/2044(a) (c)		2,832		2,833,768
Series 2024-R04, Class 1M1

	Principal Amount (000)		U.S. $ Value

4.974% (CME Term SOFR + 1.10%), 05/25/2044(a) (c)	U.S.$	2,053	$2,051,409
Series 2024-R05, Class 2M1 4.874% (CME Term SOFR + 1.00%), 07/25/2044(a) (c)		629	628,606
Series 2024-R06, Class 1M1 4.924% (CME Term SOFR + 1.05%), 09/25/2044(a) (c)		519	518,490
Series 2025-R02, Class 1A1 4.874% (CME Term SOFR + 1.00%), 02/25/2045(a) (c)		2,468	2,471,737
Series 2025-R03, Class 2M1 5.474% (CME Term SOFR + 1.60%), 03/25/2045(a) (c)		5,506	5,512,847
Series 2025-R04, Class 1A1 4.874% (CME Term SOFR + 1.00%), 05/25/2045(a) (c)		2,550	2,552,387
Series 2025-R04, Class 1M1 5.074% (CME Term SOFR + 1.20%), 05/25/2045(a) (c)		3,830	3,839,124
Series 2025-R05, Class 2M1 5.074% (CME Term SOFR + 1.20%), 07/25/2045(a) (c)		8,951	8,962,689
Series 2025-R06, Class 1A1 4.774% (CME Term SOFR + 0.90%), 09/25/2045(a) (c)		3,464	3,466,653
Series 2025-R06, Class 1M1 4.824% (CME Term SOFR + 0.95%), 09/25/2045(a) (c)		4,548	4,550,340
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.524% (CME Term SOFR + 1.65%), 01/25/2034(a) (c)		673	674,732
Series 2021-DNA6, Class M2 5.374% (CME Term SOFR + 1.50%), 10/25/2041(a) (c)		7,823	7,844,917
Series 2021-DNA7, Class M2 5.674% (CME Term SOFR + 1.80%), 11/25/2041(a) (c)		9,563	9,634,759
Series 2021-HQA4, Class M2 6.224% (CME Term SOFR + 2.35%), 12/25/2041(a) (c)		6,126	6,178,700
Series 2022-DNA3, Class M1B 6.774% (CME Term SOFR + 2.90%), 04/25/2042(a) (c)		2,957	3,030,967
Series 2022-DNA4, Class M1B 7.224% (CME Term SOFR + 3.35%), 05/25/2042(a) (c)		5,585	5,762,724
Series 2022-DNA5, Class M1B 8.374% (CME Term SOFR + 4.50%), 06/25/2042(a) (c)		9,989	10,507,190

	Principal Amount (000)		U.S. $ Value

Series 2022-DNA7, Class M1A 6.374% (CME Term SOFR + 2.50%), 03/25/2052(a) (c)	U.S.$	2,212	$2,234,075
Series 2023-DNA1, Class M1A 5.965% (CME Term SOFR + 2.10%), 03/25/2043(a) (c)		2,287	2,315,604
Series 2023-DNA2, Class M1A 5.965% (CME Term SOFR + 2.10%), 04/25/2043(a) (c)		8,748	8,869,561
Series 2023-HQA1, Class M1A 5.874% (CME Term SOFR + 2.00%), 05/25/2043(a) (c)		2,375	2,393,797
Series 2023-HQA2, Class M1A 5.874% (CME Term SOFR + 2.00%), 06/25/2043(a) (c)		1,088	1,089,591
Series 2024-DNA3, Class A1 4.924% (CME Term SOFR + 1.05%), 10/25/2044(a) (c)		5,181	5,185,752
Series 2024-HQA1, Class M1 5.124% (CME Term SOFR + 1.25%), 03/25/2044(a) (c)		3,033	3,031,691
Series 2024-HQA2, Class M1 5.074% (CME Term SOFR + 1.20%), 08/25/2044(a) (c)		5,022	5,025,839
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 4.824% (CME Term SOFR + 0.95%), 01/25/2045 (a) (c)		4,043	4,043,333
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 4.974% (CME Term SOFR + 1.10%), 05/25/2045(a) (c)		2,275	2,280,158
Series 2025-DNA2, Class M1 5.074% (CME Term SOFR + 1.20%), 05/25/2045(a) (c)		2,238	2,236,924
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Dna3 Series 2025-DNA3, Class A1 4.824% (CME Term SOFR + 0.95%), 09/25/2045(a) (c)		9,730	9,733,060
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4 Series 2025-DNA4, Class M1 4.974% (CME Term SOFR + 1.10%), 10/25/2045(a) (c)		8,210	8,216,247
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 4.824% (CME Term SOFR + 0.95%), 02/25/2045(a) (c)		5,187	5,183,443

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C02, Class 1M2 9.989% (CME Term SOFR + 6.11%), 09/25/2028(c)	U.S.$	22	$22,001

			189,725,857

Non-Agency Fixed Rate – 1.0%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		220	144,268
Series 2006-24CB, Class A16 5.75%, 08/25/2036		1,830	877,926
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		411	273,909
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		593	257,267
FIGRE Trust Series 2025-HE7, Class A 5.15%, 11/25/2055(a)		8,393	8,415,416
Series 2025-HE8, Class A 5.206%, 11/25/2055(a)		9,899	9,897,093
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)		6,016	6,028,136
Series 2025-HE3, Class A1 5.268% (CME Term SOFR + 1.35%), 03/20/2056(a) (c)		8,982	8,984,966
RCKT Mortgage Trust Series 2025-CES12, Class A1A 5.027%, 11/25/2055(a)		8,950	8,957,520

			43,836,501

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 5008, Class AI 3.50%, 09/25/2050(d)		7,388	1,334,029
Series 5040, Class AI 3.50%, 11/25/2050(d)		5,297	861,997
Series 5043, Class IO 5.00%, 11/25/2050(d)		10,503	2,615,364
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.014%, 05/28/2035		1,043	1,031,410
Federal National Mortgage Association REMICS Series 2015-30, Class EI 5.00%, 05/25/2045(d)		3,872	510,760

			6,353,560

Agency Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 4416, Class BS 2.002% (5.99% - CME Term SOFR), 12/15/2044(c) (e)		5,144	547,061

	Principal Amount (000)		U.S. $ Value

Series 4585, Class DS 1.902% (5.89% - CME Term SOFR), 05/15/2046(c) (e)	U.S.$	3,294	$354,098
Series 4693, Class SL 2.052% (6.04% - CME Term SOFR), 06/15/2047(c) (e)		2,135	236,576
Series 4954, Class SL 2.061% (5.94% - CME Term SOFR), 02/25/2050(c) (e)		1,433	166,003
Series 4981, Class HS 2.111% (5.99% - CME Term SOFR), 06/25/2050(c) (e)		12,854	1,362,738
Federal National Mortgage Association REMICS Series 2015-26, Class SH 2.461% (6.34% - CME Term SOFR), 05/25/2045(c) (e)		3,952	460,087
Series 2016-106, Class ES 2.011% (5.89% - CME Term SOFR), 01/25/2047(c) (e)		2,371	275,939
Series 2017-62, Class AS 2.161% (6.04% - CME Term SOFR), 08/25/2047(c) (e)		2,899	333,533
Series 2017-97, Class SW 2.211% (6.09% - CME Term SOFR), 12/25/2047(c) (e)		4,139	503,314
Government National Mortgage Association Series 2017-122, Class SA 2.352% (6.09% - CME Term SOFR 1 Month), 08/20/2047(c) (e)		3,572	451,356
Series 2017-134, Class MS 2.352% (6.09% - CME Term SOFR 1 Month), 09/20/2047(c) (e)		4,065	538,817
Series 2017-43, Class ST 2.252% (5.99% - CME Term SOFR 1 Month), 03/20/2047(c) (e)		5,134	610,716

			5,840,238

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 4.226% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(c)		3,407	1,071,504
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 5.874% (CME Term SOFR + 2.00%), 01/25/2051(a) (c)		236	235,253
HomeBanc Mortgage Trust Series 2005-1, Class A1 4.346% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(c)		408	335,889

	Principal Amount (000)		U.S. $ Value

JPMorgan Chase Bank NA - CHASE Series 2019-CL1, Class M3 5.946% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(a) (c)	U.S.$	568	$577,214
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 4.446% (CME Term SOFR 1 Month + 0.71%), 04/25/2034(c)		2	1,715

			2,221,575

Total Collateralized Mortgage Obligations (cost $248,523,451)			247,977,731

ASSET-BACKED SECURITIES – 5.5%
Autos - Fixed Rate – 2.9%
ACM Auto Trust Series 2024-2A, Class A 6.06%, 02/20/2029(a)		1,321	1,321,741
Series 2025-1A, Class A 5.38%, 06/20/2029(a)		1,497	1,496,227
Series 2025-2A, Class A 5.55%, 06/20/2028(a)		5,959	5,959,483
American Credit Acceptance Receivables Trust Series 2025-2, Class B 4.85%, 05/14/2029(a)		9,890	9,949,524
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)		286	287,247
Series 2025-1A, Class A2 4.92%, 05/15/2029(a)		5,270	5,266,895
AutoNation Finance Trust Series 2025-1A, Class A2 4.72%, 04/10/2028(a)		7,382	7,397,877
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		4,800	4,857,478
Series 2023-5A, Class B 6.12%, 04/20/2028(a)		3,817	3,889,035
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		272	264,229
Series 2021-N4, Class D 2.30%, 09/11/2028		474	463,924
Series 2021-P4, Class D 2.61%, 09/11/2028		4,063	3,928,684
Series 2024-P4, Class A2 4.62%, 02/10/2028		1,170	1,171,062
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		182	181,804
Series 2024-C, Class A 5.88%, 02/15/2028(a)		339	339,523

	Principal Amount (000)		U.S. $ Value

FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(a)	U.S.$	562	$565,147
Flagship Credit Auto Trust Series 2024-3, Class A 4.88%, 11/15/2028(a)		1,582	1,580,247
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		5,650	5,604,919
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		1,822	1,840,811
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		1,199	1,215,210
Series 2025-1A, Class A2 5.10%, 10/15/2030(a)		6,779	6,779,506
Series 2025-2A, Class A2 5.18%, 05/15/2030(a)		6,640	6,671,274
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(a)		3,250	3,255,947
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(a)		10,007	10,035,156
Prestige Auto Receivables Trust Series 2025-1A, Class A2 4.87%, 12/15/2027(a)		5,718	5,718,691
Research-Driven Pagaya Motor Asset Trust Series 2025-4A, Class A2 5.124%, 04/25/2034(a)		10,656	10,697,387
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		1,380	1,387,372
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		2,507	2,515,073
SBNA Auto Receivables Trust Series 2025-SF1, Class B 5.12%, 03/17/2031(a)		491	491,387
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		1,594	1,599,149
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(f) (g) (h) (i)		604	583,777
Series 2025-1A, Class A 4.94%, 02/15/2029(f) (g) (i)		6,558	3,926,403
Series 2025-2A, Class A 5.12%, 01/16/2029(f) (g) (h) (i)		9,430	5,929,250
United Auto Credit Securitization Trust Series 2025-1, Class A 4.80%, 06/10/2027(a)		2,684	2,686,159

	Principal Amount (000)		U.S. $ Value

Westlake Automobile Receivables Trust Series 2023-P1, Class C 6.44%, 06/15/2027 (a)	U.S.$	2,202	$2,213,882

			122,071,480

Other ABS - Fixed Rate – 2.0%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051 (a)		8,021	7,612,780
Affirm Asset Securitization Trust Series 2024-X2, Class A 5.22%, 12/17/2029(a)		369	369,090
Series 2025-X1, Class A 5.08%, 04/15/2030(a)		3,127	3,131,242
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028 (a)		232	232,323
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055 (a)		1,438	1,340,369
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049 (a)		3,651	3,556,095
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051 (a)		7,711	7,399,620
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033 (a)		2,853	2,857,680
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046 (a)		1,631	1,530,318
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		3,108	3,090,315
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		2,518	2,437,018
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039 (a)		1,030	981,951
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		5,316	5,031,329
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		6,452	6,537,337
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		2,008	1,803,885
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		3,421	3,006,507
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		3,096	2,795,162

	Principal Amount (000)		U.S. $ Value

NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031 (a)	U.S.$	5,474	$5,508,492
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(a)		755	755,553
Series 2025-1, Class A 4.96%, 08/16/2032(a)		2,064	2,067,087
Oportun Issuance Trust Series 2024-2, Class A 5.86%, 02/09/2032 (a)		107	106,873
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		1,328	1,335,613
Series 2024-9, Class B 5.306%, 03/15/2032(a)		5,762	5,781,552
Series 2025-3, Class A2 5.365%, 12/15/2032(a)		655	660,306
Series 2025-6, Class A2 4.497%, 04/15/2033(a)		2,120	2,121,496
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(a)		1,100	1,103,486
Series 2024-3, Class A 6.258%, 10/15/2031(a)		1,542	1,546,783
Series 2025-4, Class A2 5.373%, 01/17/2033(a)		500	504,637
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034 (a)		3,363	3,389,307
SoFi Consumer Loan Program Trust Series 2025-4, Class A 4.24%, 08/25/2035 (a)		9,143	9,152,942

			87,747,148

Credit Cards - Fixed Rate – 0.6%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027 (a)		6,026	6,044,199
Mission Lane Credit Card Master Trust Series 2024-A, Class A1 6.20%, 08/15/2029(a)		4,135	4,160,977
Series 2024-B, Class A 5.88%, 01/15/2030(a)		10,160	10,230,437
Series 2025-A, Class A 5.80%, 05/15/2030(a)		4,940	4,996,190

			25,431,803

Other ABS - Floating Rate – 0.0%
Pagaya AI Debt Grantor Trust Series 2025-1, Class A 5.156%, 07/15/2032(a)		561	565,940

	Principal Amount (000)		U.S. $ Value

Series 2025-5, Class A 4.865%, 03/15/2033(a)	U.S.$	945	$947,322

			1,513,262

Total Asset-Backed Securities (cost $244,818,580)			236,763,693

INFLATION-LINKED SECURITIES – 2.0%
United States – 2.0%
U.S. Treasury Inflation Index 0.125%, 07/15/2030 (TIPS)		20,155	19,049,920
0.25%, 07/15/2029 (TIPS)		67,459	65,055,603

Total Inflation-Linked Securities (cost $82,477,089)			84,105,523

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.3%
Non-Agency Floating Rate CMBS – 0.8%
ALA Trust Series 2025-OANA, Class A 5.494% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(a) (c)		7,553	7,580,899
AREIT Trust Series 2022-CRE6, Class A 5.187% (CME Term SOFR + 1.25%), 01/20/2037(a) (c)		5,761	5,750,388
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.60% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(a) (c)		7,313	7,340,488
BX Commercial Mortgage Trust Series 2019-IMC, Class D 5.696% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(a) (c)		1,772	1,748,496
Series 2019-IMC, Class E 5.946% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a) (c)		6,595	6,488,167
CLNY Trust Series 2019-IKPR, Class D 6.174% (CME Term SOFR 1 Month + 2.39%), 11/15/2038(a) (c)		2,751	2,586,059
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.33% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a) (c)		2,335	2,215,260

			33,709,757

Non-Agency Fixed Rate CMBS – 0.5%
Barclays Commercial Mortgage Trust Series 2019-C3, Class B 4.096%, 05/15/2052		3,523	3,328,619

	Principal Amount (000)		U.S. $ Value

GS Mortgage Securities Trust Series 2011-GC5, Class D 5.166%, 08/10/2044(a)	U.S.$	333	$256,859
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026(g)		1,014	1,010,915
Series 2021-1, Class A2 2.435%, 08/15/2026(g)		9,371	9,285,860
Series 2021-1, Class AS 2.638%, 08/15/2026(g)		249	243,361
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B 3.397%, 08/15/2049		3,000	2,791,469
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.037%, 08/15/2046(a)		2,527	1,949,424
Series 2015-C27, Class AS 3.634%, 02/15/2048		3,415	3,176,420
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class B 3.836%, 06/15/2052		1,269	1,118,496

			23,161,423

Total Commercial Mortgage-Backed Securities (cost $58,511,822)			56,871,180

CORPORATES - NON-INVESTMENT GRADE – 1.1%
Industrial – 1.0%
Communications - Media – 0.1%
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	2,093	2,322,590

Communications - Telecommunications – 0.0%
Altice France SA 4.75%, 10/15/2030(a)		789	873,964

Consumer Cyclical - Automotive – 0.2%
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)	U.S.$	8,330	8,200,968

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)		2,297	2,349,142
6.125%, 04/01/2032(a)		1,315	1,359,868

			3,709,010

Consumer Cyclical - Retailers – 0.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		6,237	6,279,162

Consumer Non-Cyclical – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		3,900	3,750,435

	Principal Amount (000)		U.S. $ Value

CVS Health Corp. 6.75%, 12/10/2054	U.S.$	241	$251,729
7.00%, 03/10/2055		4,093	4,293,025
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	1,420	1,621,758

			9,916,947

Energy – 0.2%
Sunoco LP 5.625%, 03/15/2031(a)	U.S.$	3,775	3,794,857
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		3,072	3,127,695

			6,922,552

Technology – 0.1%
Kioxia Holdings Corp. 6.625%, 07/24/2033(a)		6,333	6,593,096

			44,818,289

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(a) (b)		2,589	2,624,418

Total Corporates - Non-Investment Grade (cost $47,029,175)			47,442,707

AGENCIES – 0.9%
Agency Debentures – 0.9%
Federal Home Loan Banks 4.00%, 06/30/2028		27,220	27,531,669
4.75%, 12/08/2028		8,990	9,273,005

Total Agencies (cost $36,289,141)			36,804,674

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		2,490	2,160,075

Ecuador – 0.2%
Amazon Conservation DAC 6.034%, 01/16/2042(a)		5,572	5,772,425
GPS Blue Financing DAC 5.645%, 11/09/2041(g)		4,889	4,863,332

			10,635,757

Mexico – 0.1%
Mexico Government International Bond 5.375%, 03/22/2033		3,485	3,452,694

Romania – 0.2%
Romanian Government International Bond 5.75%, 09/16/2030(a)		10,020	10,321,402

Total Governments - Sovereign Bonds (cost $26,433,310)			26,569,928

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027	U.S.$	6,821	$6,616,914
State of California (State of California) Series 2010 7.625%, 03/01/2040		8,520	10,271,976
University of California (University of California) Series 2021-B 3.071%, 05/15/2051		7,960	5,400,472

Total Local Governments - US Municipal Bonds (cost $23,335,628)			22,289,362

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.3%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		5,326	2,198,413
CSN Resources SA 4.625%, 06/10/2031(a)		538	412,000

			2,610,413

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		2,862	2,856,333

Energy – 0.1%
Ecopetrol SA 8.375%, 01/19/2036		2,327	2,386,571
8.625%, 01/19/2029		3,217	3,450,715
Oleoducto Central SA 4.00%, 07/14/2027(a)		319	314,018

			6,151,304

			11,618,050

Utility – 0.1%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		217	215,091

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		538	542,455

	Principal Amount (000)		U.S. $ Value

7.625%, 01/20/2036(a)	U.S.$	6,547	$6,250,977

			6,793,432

			7,008,523

Total Emerging Markets - Corporate Bonds (cost $20,622,338)			18,626,573

COLLATERALIZED LOAN OBLIGATIONS – 0.3%
CLO - Floating Rate – 0.3%
AGL CLO 10 Ltd. Series 2021-10A, Class AR 5.215% (CME Term SOFR 3 Month + 1.31%), 04/15/2034(a) (c)		3,425	3,427,983
Ballyrock CLO 27 Ltd. Series 2024-27A, Class A1A 5.208% (CME Term SOFR 3 Month + 1.35%), 10/25/2037(a) (c)		3,533	3,537,001
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A, Class A 5.168% (CME Term SOFR 3 Month + 1.31%), 01/25/2038(a) (c)		4,053	4,058,093
OCP CLO Ltd. Series 2024-34A, Class A1 5.265% (CME Term SOFR 3 Month + 1.36%), 10/15/2037(a) (c)		2,778	2,783,746
Rad CLO 14 Ltd. Series 2021-14A, Class A 5.336% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a) (c)		829	828,876

Total Collateralized Loan Obligations (cost $14,597,886)			14,635,699

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Mexico – 0.2%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		1,800	1,779,480
5.70%, 01/24/2030(a)		4,505	4,577,080

Total Quasi-Sovereigns (cost $6,303,002)			6,356,560

EMERGING MARKETS - SOVEREIGNS – 0.1%
Mexico – 0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a) (cost $4,896,460)		4,908	4,991,436

GOVERNMENTS - SOVEREIGN AGENCIES – 0.0%
Kazakhstan – 0.0%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(a) (cost $1,324,222)		1,330	1,347,077

Company	Shares		U.S. $ Value

COMMON STOCKS – 0.0%
Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Altice France SA/LuxCo3(f) (h) (j) (cost $96,326)		5,298	$93,393

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 9.1%
U.S. Treasury Bills – 9.1%
U.S. Treasury Bill Zero Coupon, 02/12/2026	U.S.$	178,701	177,969,243
Zero Coupon, 03/05/2026		214,711	213,400,527

Total Short-Term Investments (cost $391,265,369)			391,369,770

Total Investments – 104.7% (cost $4,583,355,495)(k)			4,489,772,227
Other assets less liabilities – (4.7)%			(202,209,202)

Net Assets – 100.0%			$4,287,563,025

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	796	March 2026	$58,159,096	$(119,469)
U.S. 10 Yr Ultra Futures	1	March 2026	115,016	(126)
U.S. Long Bond (CBT) Futures	86	March 2026	9,941,063	(108,153)
U.S. T-Note 2 Yr (CBT) Futures	604	March 2026	126,108,593	(15,130)
U.S. T-Note 5 Yr (CBT) Futures	4,752	March 2026	519,415,877	(413,946)
U.S. T-Note 10 Yr (CBT) Futures	177	March 2026	19,901,438	(166,012)
U.S. Ultra Bond (CBT) Futures	1,261	March 2026	148,798,000	(3,301,430)
Sold Contracts
Japan 10 Yr Bond (OSE) Futures	152	March 2026	128,487,743	1,013,931

				$(3,110,335)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of New York (The)	JPY	1,625,850	USD	10,559	01/30/2026	$156,788
Morgan Stanley Capital Services, Inc.	EUR	2,966	USD	3,434	01/29/2026	(55,690)
Morgan Stanley Capital Services, Inc.	JPY	5,856,062	USD	38,569	01/30/2026	1,102,755
State Street Bank & Trust Co.	USD	500	JPY	75,292	01/30/2026	(18,058)

						$1,185,795

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	19,060	12/13/2029	1.537%	1 Day SOFR	Annual	$1,330,353	$1,119,992	$210,361

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $941,351,768 or 22.0% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2025.
(d)	IO - Interest Only.
(e)	Inverse interest only security.
(f)	Non-income producing security.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.60% of net assets as of December 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GPS Blue Financing DAC 5.645%, 11/09/2041	05/18/2023-05/22/2023	$4,894,072	$4,863,332	0.11%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026	12/20/2021-08/03/2023	900,878	1,010,915	0.02%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	9,410,602	9,285,860	0.22%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	249,857	243,361	0.01%
Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	6,557,787	3,926,403	0.09%
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	9,429,358	5,929,250	0.14%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	604,440	583,777	0.01%

(h)	Fair valued by the Adviser.
(i)	Defaulted.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)

As of December 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,839,552 and gross unrealized depreciation of investments was $(150,136,999), resulting in net unrealized depreciation of $(95,297,447).

Currency Abbreviations:

EUR – Euro

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

JSC – Joint Stock Company

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

AB Core Bond Portfolio

December 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$1,286,662,257	$—	$1,286,662,257
Corporates - Investment Grade	—	1,125,439,163	—	1,125,439,163
Mortgage Pass-Throughs	—	881,425,501	—	881,425,501
Collateralized Mortgage Obligations	—	247,977,731	—	247,977,731
Asset-Backed Securities	—	236,763,693	—	236,763,693
Inflation-Linked Securities	—	84,105,523	—	84,105,523
Commercial Mortgage-Backed Securities	—	56,871,180	—	56,871,180
Corporates - Non-Investment Grade	—	47,442,707	—	47,442,707
Agencies	—	36,804,674	—	36,804,674
Governments - Sovereign Bonds	—	26,569,928	—	26,569,928
Local Governments - US Municipal Bonds	—	22,289,362	—	22,289,362
Emerging Markets - Corporate Bonds	—	18,626,573	—	18,626,573
Collateralized Loan Obligations	—	14,635,699	—	14,635,699
Quasi-Sovereigns	—	6,356,560	—	6,356,560
Emerging Markets - Sovereigns	—	4,991,436	—	4,991,436
Governments - Sovereign Agencies	—	1,347,077	—	1,347,077
Common Stocks	—	—	93,393	93,393
Short-Term Investments	—	391,369,770	—	391,369,770

Total Investments in Securities	—	4,489,678,834	93,393	4,489,772,227
Other Financial Instruments(a):
Assets:
Futures	1,013,931	—	—	1,013,931
Forward Currency Exchange Contracts	—	1,259,543	—	1,259,543
Centrally Cleared Interest Rate Swaps	—	1,330,353	—	1,330,353
Liabilities:
Futures	(4,124,266)	—	—	(4,124,266)
Forward Currency Exchange Contracts	—	(73,748)	—	(73,748)

Total	$(3,110,335)	$4,492,194,982	$93,393	$4,489,178,040

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.